BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of exchange rates

	2013	2012	2011
Balance sheet items, except for equity accounts	RMB6.0537=$1	RMB6.2301=$1	RMB6.2939=$1
	HK$7.7539=$1	HK$7.7507=$1	HK$7.7663=$1

	For the years ended
	2013	2012	2011
Items in statements of income and cash flows	RMB6.1412=$1	RMB6.2990=$1	RMB6.4475=$1
	HK$7.7565=$1	HK$7.7556=$1	HK$7.7793=$1

Schedule of Estimated Useful Life of Property, Plant and Equipment
Estimated Useful Life (years)
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Schedule of the Computation of Basic and Diluted Net Income per Common Share
	For the years ended
	2013	2012	2011

Net (loss) / income	$(14,137,417)	$26,133,088	$57,620,552

Basic and diluted weighted average
outstanding shares	59,540,872	58,543,076	56,297,652

(Net loss)/Earnings per common stock:
Basic	$(0.24)	$0.45	$1.02
Diluted	$(0.24)	$0.45	$1.02